7. STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Tables
Common Stock Options

Information related to options granted under the 2010 Equity Compensation Plan and activity for the period then ended is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	180,000	$0.10	3.42
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at September 30, 2012	180,000	$0.10	2.92

Options exercisable at end of year	-	$-
Options expected to vest	180,000
Weighted average fair value of options granted during the period		$-

Common Stock Warrants

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	14,397,000	$0.30	2.25
Granted	821,429	0.07	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at September 30, 2012	15,218,429	$0.29	1.70

Warrants exercisable at September 30, 2012	15,218,429	$0.29	1.70
Weighted average fair value of warrants granted during the period		$0.07